Label	Element	Value
Document And Entity Information Elements	yorktown_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2017
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2018
Prospectus Date	rr_ProspectusDate	May 31, 2017